7. Commitments and Contingencies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 51,167	$ 66,585
Sublease income	$ 8,800